UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:       March 31

Date of reporting period:      June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
U.S. Government Cash Reserve

6.30.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
U.S. Government Cash Reserve
Securities owned by the Fund on
June 30, 2005 (unaudited)

                                                                 Interest    Maturity   Credit       Par value
Issuer, description                                              rate (%)    date       rating (A)          $0               Value
----------------------------------------------------------------------------------------------------------------------------------
U.S. government obligations   87.61%                                                                                   $38,182,289
(Cost $38,182,289)

Government - U.S. Agencies   87.61%                                                                                     38,182,289
Federal Farm Credit Bank (P)                                      3.020     08-10-05      AAA            1,000             999,977
Federal Home Loan Bank (P)                                        3.265     09-12-05      AAA            1,040           1,039,827
Federal Home Loan Bank (P)                                        3.245     09-08-05      AAA            3,400           3,399,495
Federal Home Loan Bank (P)                                        3.224     07-26-05      AAA            2,000           1,999,976
Federal Home Loan Bank (P)                                        3.174     08-26-05      AAA            3,200           3,199,669
Federal Home Loan Bank (P)                                        3.136     09-16-05      AAA              250             249,978
Federal Home Loan Bank (P)                                        3.045     08-02-05      AAA            1,250           1,249,955
Federal Home Loan Bank (P)                                        3.003     10-05-05      AAA            1,120           1,119,792
Federal Home Loan Mortgage Corp.                                  7.000     07-15-05      AAA            1,650           1,652,470
Federal Home Loan Mortgage Corp.                                  3.230     07-19-05      AAA            1,700           1,697,263
Federal Home Loan Mortgage Corp.                                  2.960     07-01-05      AAA            1,000           1,000,000
Federal Home Loan Mortgage Corp.                                  1.500     08-15-05      AAA            1,585           1,581,770
Federal National Mortgage Assn. (P)                               3.250     12-09-05      AAA            1,000             999,652
Federal National Mortgage Assn. (P)                               3.220     09-06-05      AAA            1,650           1,649,673
Federal National Mortgage Assn. (P)                               3.208     08-29-05      AAA            2,500           2,499,801
Federal National Mortgage Assn. (P)                               3.155     10-21-05      AAA            2,200           2,199,613
Federal National Mortgage Assn. (P)                               3.140     08-17-05      AAA            2,000           1,999,907
Federal National Mortgage Assn. (P)                               3.100     09-15-05      AAA            2,000           1,999,781
Federal National Mortgage Assn. (P)                               3.046     01-09-06      AAA            2,500           2,499,420
Federal National Mortgage Assn.                                   3.011     07-06-05      AAA            2,000           1,999,167
Federal National Mortgage Assn. (P)                               2.990     10-03-05      AAA            1,750           1,749,596
Federal National Mortgage Assn.                                   1.875     09-15-05      AAA            1,000             997,108
Federal National Mortgage Assn.                                   1.500     09-21-05      AAA              400             398,399

                                                                                       Interest      Par value
Issuer, description, maturity date                                                     rate (%)          ($000)              Value
----------------------------------------------------------------------------------------------------------------------------------
Short-term investments   12.39%                                                                                         $5,401,000
(Cost $5,401,000)

Joint Repurchase Agreement   12.39%                                                                                      5,401,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 06-30-05 due 07-01-05
(secured by U.S. Treasury Inflation Indexed Note 1.875%
due 07-15-13)                                                                             2.900          5,401           5,401,000

Total investments   100.00%                                                                                            $43,583,289

John Hancock
U.S. Government Cash Reserve
Footnotes to Schedule of Investments
June 30, 2005 (unaudited)


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(P) Represents rate in effect on June 30, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on June 30, 2005, including short-term investments, was $43,583,289.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock U.S. Government Cash Reserve.


430Q1  6/05
       8/05

JOHN HANCOCK
Money Market Fund

6.30.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Money Market Fund
Securities owned by the Fund on
June 30, 2005 (unaudited)

                                                                 Interest    Maturity   Credit       Par value
Issuer, description                                              rate (%)    date       rating (A)          $0               Value
----------------------------------------------------------------------------------------------------------------------------------
Commercial paper   30.89%                                                                                              $79,682,893
(Cost $79,682,893)

Asset-Backed - Auto Loan   8.52%                                                                                        21,983,006
Galleon Capital, LLC (K)                                          3.380     07-01-05     Tier 1         12,000          12,000,000
Yorktown Capital, LLC (K)                                         3.220     07-20-05     Tier 1         10,000           9,983,006

Asset-Backed - Receivables   3.86%                                                                                       9,969,933
Jupiter Securitization Corp. (K)                                  3.280     08-03-05     Tier 1         10,000           9,969,933

Asset-Backed - Trade Receivables   4.65%                                                                                12,000,000
Clipper Receivables Corp. (K)                                     3.380     07-01-05     Tier 1         12,000          12,000,000

Automobiles & Trucks   1.05%                                                                                             2,698,278
DaimlerChrysler NA                                                3.280     07-08-05     Tier 2          2,700           2,698,278

Electric Utilities   0.99%                                                                                               2,549,105
Dominion Resources, Inc.                                          3.160     07-05-05     Tier 2          2,550           2,549,105

Finance   4.65%                                                                                                         12,000,000
UBS Financial Services, Inc.                                      3.390     07-01-05     Tier 1         12,000          12,000,000

Food   2.32%                                                                                                             6,000,000
Cargill, Inc.                                                     3.350     07-01-05     Tier 1          6,000           6,000,000

Medical - Health Maintenance Organization   0.97%                                                                        2,492,853
Wellpoint, Inc.                                                   3.320     08-01-05     Tier 2          2,500           2,492,853

Multimedia   0.97%                                                                                                       2,492,982
Walt Disney Co.                                                   3.260     08-01-05     Tier 2          2,500           2,492,982

Retail - Drug Stores   0.97%                                                                                             2,498,889
CVS Corp.                                                         3.200     07-06-05      Tier 2          2,500           2,498,889

Telephone Integrated   1.94%                                                                                             4,997,847
SBC Communications, Inc.                                          3.100     07-06-05      Tier 1          5,000           4,997,847

Corporate interest-bearing obligations   68.98%                                                                       $177,944,400
(Cost $177,944,400)

Banks - Foreign   12.40%                                                                                                31,980,963
Bank of Montreal (Chicago)                                        6.100     09-15-05     Tier 1          4,603           4,627,744
Barclays Bank Plc (New York) (P)                                  3.260     10-31-05     Tier 1          5,000           4,999,536
Credit Suisse First Boston (USA), Inc. (P)                        3.449     12-21-05     Tier 1          3,500           3,500,444
Credit Suisse First Boston (USA), Inc. (P)                        3.153     07-08-05     Tier 1          8,850           8,850,108
HBOS Treasury Services Plc (P)(S)                                 3.200     01-26-06     Tier 1         10,000          10,003,131

Banks - U.S.   17.12%                                                                                                   44,170,489
Bank of America Corp. (P)                                         3.050     08-08-05     Tier 1          8,000           7,999,973
Bank One Corp.                                                    7.625     08-01-05     Tier 1          5,500           5,519,684
Bank One Corp. (P)                                                3.494     02-27-06     Tier 1          5,015           5,022,691
Bank One NA (Illinois) (P)                                        3.550     09-19-05     Tier 1          2,500           2,500,792
FleetBoston Financial Corp. (P)                                   3.590     08-24-05     Tier 1          3,600           3,601,605
SouthTrust Bank NA (P)                                            3.480     09-29-05     Tier 1          7,100           7,100,380
Wachovia Corp.                                                    7.050     08-01-05     Tier 1          3,765           3,777,571
Wachovia Corp.                                                    6.625     07-15-05     Tier 1          2,200           2,202,823
Wells Fargo & Co.                                                 7.250     08-24-05     Tier 1          3,900           3,919,617
Wells Fargo & Co. (P)                                             3.510     09-29-05     Tier 1          2,525           2,525,353

Diversified Financial Services   2.65%                                                                                   6,822,207
Associate Corp. of North America                                  6.000     07-15-05     Tier 1          1,000           1,001,060
Citicorp                                                          6.750     08-15-05     Tier 1          1,315           1,320,305
General Electric Co. (P)                                          3.211     10-24-05     Tier 1          4,500           4,500,842

Drugs Retail   1.74%                                                                                                     4,499,482
Pfizer, Inc. (P)                                                  3.150     11-04-05     Tier 1          4,500           4,499,482

Finance   2.97%                                                                                                          7,667,674
Principal Life Global Funding I (S)                               6.125     03-01-06     Tier 1          4,400           4,467,485
Principal Life Income Funding Trust (P)                           3.151     10-14-05     Tier 1          3,200           3,200,189

Finance - Auto Loans   6.30%                                                                                            16,250,000
American Honda Finance Corp. (P)                                  3.080     07-11-05     Tier 1         16,250          16,250,000

Finance - Consumer Loans   6.34%                                                                                        16,351,219
American International Group, Inc.                                2.850     12-01-05     Tier 1          2,550           2,540,959
Household Finance Corp. (P)                                       3.370     08-18-05     Tier 1          3,750           3,750,573
International Lease Finance Corp. (P)                             4.410     08-01-05     Tier 1         10,050          10,059,687

Finance - Credit Card   5.10%                                                                                           13,151,454
American Express Credit Corp. (P)                                 3.360     03-30-06     Tier 1          2,650           2,651,198
American Express Credit Corp. (P)                                 3.270     07-20-05     Tier 1         10,500          10,500,256

Finance - SBIC & Commercial   5.20%                                                                                     13,418,601
CIT Group, Inc.                                                   7.625     08-16-05     Tier 1          2,500           2,514,901
CIT Group, Inc. (P)                                               3.620     07-29-05     Tier 1         10,900          10,903,700

Investment Banking & Brokerage   3.54%                                                                                   9,132,347
Goldman Sachs Group, Inc. (The)                                   7.625     08-17-05     Tier 1          3,300           3,318,039
Merrill Lynch & Co., Inc. (P)                                     3.590     01-13-06     Tier 1          5,800           5,814,308

Mortgages   5.62%                                                                                                       14,499,964
Countrywide Financial Corp. (P)                                   3.509     03-21-06     Tier 1          5,000           4,999,272
Countrywide Home Loans, Inc. (P)                                  3.600     03-29-06     Tier 1          2,500           2,500,606
Countrywide Home Loans, Inc. (P)                                  3.389     08-26-05     Tier 1          7,000           7,000,086

                                                                                       Interest      Par value
Issuer, description, maturity date                                                     rate (%)          ($000)              Value
----------------------------------------------------------------------------------------------------------------------------------
Joint repurchase agreement   0.13%                                                                                        $334,000
(Cost $334,000)

Joint Repurchase Agreement   0.13%                                                                                         334,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 06-30-05 due 07-01-05
(secured by U.S. Treasury Inflation Indexed Note 1.875%
due 07-15-13)                                                                            2.900             334             334,000

Total investments   100.00%                                                                                           $257,961,293

John Hancock
Money Market Fund
Footnotes to Schedule of Investments
June 30, 2005 (unaudited)


(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(P) Represents rate in effect on June 30, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $14,470,616 or 5.61% of the Fund's total investments as of June 30, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on June 30, 2005, including short-term investments, was $257,961,293.

John Hancock
Money Market Fund
Direct Placement Securities
June 30, 2005 (unaudited)

                                                                         Value as a
                                                                         percentage
                                   Acquisition   Acquisition              of Fund's       Value as of
Issuer, description                       date          cost      total investments     June 30, 2005
-----------------------------------------------------------------------------------------------------
Clipper Receivables Corp.
- Commercial paper                    05-01-05   $11,998,873                  4.65%       $12,000,000
Galleon Capital, LLC
- Commercial paper                    07-01-05   $11,998,873                  4.65%       $12,000,000
Jupiter Securitization Corp.
- Commercial paper                    08-03-05    $9,968,111                  3.86%        $9,969,933
Yorktown Capital, LLC
- Commercial paper                    07-02-05    $9,973,167                  3.87%        $9,983,006
For more information

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Money Market Fund.


440Q1  6/05
       8/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    -------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:   August 29, 2005


By: /s/ William H. King
    -------------------------------
    William H. King
    Vice President and Treasurer


Date:    August 29, 2005